Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2012
Registrant Name	dei_EntityRegistrantName	MFS Series Trust XII
Central Index Key	dei_EntityCentralIndexKey	0001330967
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 27, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2012
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLAX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLBX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLCX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLIX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLEX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLGX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLHX
MFS Lifetime Retirement Income Fund (Prospectus Summary) | MFS Lifetime Retirement Income Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLLJX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSAX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSBX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSDX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSIX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSEX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSNX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSOX
MFS Lifetime 2010 Fund (Prospectus Summary) | MFS Lifetime 2010 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFSPX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLAX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLBX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLCX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLIX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLEX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLGX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLHX
MFS Lifetime 2020 Fund (Prospectus Summary) | MFS Lifetime 2020 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFLJX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTAX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTBX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTCX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTIX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTEX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTGX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTHX
MFS Lifetime 2030 Fund (Prospectus Summary) | MFS Lifetime 2030 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLTJX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFAX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFBX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFCX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFIX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFEX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFGX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFHX
MFS Lifetime 2040 Fund (Prospectus Summary) | MFS Lifetime 2040 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MLFJX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFSX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFRX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFDX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFIX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | R1
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFMX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | R2
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFNX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | R3
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFOX
MFS Lifetime 2050 Fund (Prospectus Summary) | MFS Lifetime 2050 Fund | R4
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MFFPX